Impairment Charges (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset Impairment Charges
Impairment charges	$ 16,058	$ 23,663	$ 9,808
Segment, Continuing Operations [Member]
Asset Impairment Charges
Impairment charges	12,720	13,665	10,640
Segment, Continuing Operations [Member] | Operating Expense [Member]
Asset Impairment Charges
Impairment charges	5,841	9,832	9,594
Segment, Discontinued Operations [Member]
Asset Impairment Charges
Impairment charges	10,217	13,831	214
Net Investments In Properties [Member] | Segment, Continuing Operations [Member] | Operating Expense [Member]
Asset Impairment Charges
Impairment charges	5,538	7,515	2,835
Net Investments In Direct Financing Lease [Member] | Segment, Continuing Operations [Member] | Operating Expense [Member]
Asset Impairment Charges
Impairment charges	303	2,317	6,759
Equity Investments in Real Estate [Member] | Segment, Continuing Operations [Member]
Asset Impairment Charges
Impairment charges	$ 6,879	$ 3,833	$ 1,046